Borrowings and derivative financial instrument - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
(Loss)/profit before royalties, carbon tax and tax			R (38,794)	R 29,728	R 50,275
Adjusted for:
Amortisation and depreciation			10,012	7,087	8,293
Interest income			(1,369)	(1,203)	(1,202)
Finance expense			3,299	2,840	2,496
Share-based payments			113	218	383
(Gain)/loss on financial instruments			(235)	4,279	6,279
Gain on foreign exchange differences			(1,973)	(616)	(1,149)
Share of results of equity-accounted investees after tax			1,174	(1,287)	(1,989)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable			(45)	(71)	(167)
Gain on disposal of property, plant and equipment			(105)	(162)	(36)
Impairments/(reversal of impairments)			47,454	(6)	5,148
Early redemption premium on the 2025 Notes			0	0	196
Onerous contract provision			1,865	0	0
Gain on acquisition		R (898)	(898)	0	0
Loss on deconsolidation of subsidiaries			0	308	0
Gain on remeasurement of previous interest in Kroondal	R (298)		(298)	0	0
Gain on increase in equity-accounted investment			(5)	0	0
Restructuring costs			515	363	107
Transaction costs			474	152	140
Loss due to dilution of interest in joint operation			0	0	4
IFRS 16 lease payments			(263)	(163)	(142)
Profit on sale of subsidiary			1,384	(145)	(16)
Occupational healthcare gain			(365)	(211)	(14)
Adjusted EBITDA			R 20,556	R 41,111	R 68,606